SHARE CAPITAL - Outstanding Common Shares (Details) - CAD ($) shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of number of shares outstanding [abstract]
Balance – beginning of year		$ 26,267	$ 27,381
Issued upon exercise of stock options (in shares)		14,256	16,284
Balance – end of year		$ 31,653	$ 26,267	$ 27,381
Share capital
Reconciliation of number of shares outstanding [abstract]
Balance – beginning of year		4,671	4,541	4,432
Issued for the acquisition of AOSP and other assets (note 7)	[1]	3,818	0	0
Issued upon exercise of stock options		466	559	91
Previously recognized liability on stock options exercised for common shares		154	117	18
Return of capital on PrairieSky Royalty Ltd. share distribution		0	(546)	0
Balance – end of year		$ 9,109	$ 4,671	$ 4,541
Ordinary shares | Share capital
Reconciliation of number of shares outstanding [abstract]
Balance - beginning of year (in shares)		1,110,952	1,094,668
Balance – beginning of year		$ 4,671	$ 4,541
Issued for the acquisition of AOSP and other assets (note 7) (in shares)		97,561	0
Issued for the acquisition of AOSP and other assets (note 7)		$ 3,818	$ 0
Issued upon exercise of stock options (in shares)		14,256	16,284
Issued upon exercise of stock options		$ 466	$ 559
Previously recognized liability on stock options exercised for common shares		154	117
Return of capital on PrairieSky Royalty Ltd. share distribution		$ 0	$ (546)
Balance - end of year (in shares)		1,222,769	1,110,952	1,094,668
Balance – end of year		$ 9,109	$ 4,671	$ 4,541

[1]	During 2017, in connection with the acquisition of direct and indirect interests in the Athabasca Oil Sands Project ("AOSP") and other assets, the Company issued non-cash share consideration of $3,818 million. See note 7.